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            As filed with the Securities and Exchange
                   Commission on June 22, 1999

                                                 File No. 2-48227
                                                         811-2383

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933

                 Pre-Effective Amendment No.

              Post-Effective Amendment No. 70                   X

                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Amendment No. 48                        X

                    ALLIANCE BOND FUND, INC.

       (Exact Name of Registrant as Specified in Charter)

    1345 Avenue of the Americas, New York, New York     10105
      (Address of Principal Executive Office)    (Zip Code)

Registrants Telephone Number, including Area Code: (800) 221-5672

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York l0105
             (Name and address of agent for service)

                  Copies of communications to:
                       Thomas G. MacDonald
                       Seward & Kissel LLP
                     One Battery Park Plaza
                    New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)
         immediately upon filing pursuant to paragraph (b)
      X  on July 1, 1999 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(2)



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         on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

      X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    This Post-Effective Amendment No. 70 relates solely to the Investment Grade Portfolio of the Registrant. No information contained in the Registrant's Registration Statement relating to the Corporate Bond Portfolio or the U.S. Government Portfolio of the Registrant is amended or superseded hereby. The sole purpose of this amendment is to designate a new effective date for Post-Effective Amendment No. 69.









































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